Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Share capital	Share capital is composed of the following shares for the year ended December 31, 2022:

December 31, 2020 shares outstanding	329,016,372
Treasury shares	1,520,065
Long-Term Incentive Plan	758,024
Repurchase of common shares	(1,686,235)
December 31, 2021 shares outstanding	329,608,226
Treasury shares	3,642,899
Long-Term Incentive Plan	637,728
Repurchase of common shares	(4,280,627)
December 31, 2022 shares outstanding	329,608,226

Treasury shares	Treasury shares are composed of the following shares for the years ended December 31, 2022 and 2021:

	Shares	Amount	Average Price (US$)

Repurchase shares
December 31, 2020 treasury shares	168,636	13,609	18.06
Repurchase of common shares	1,686,235	284,812	30.23
Long-Term Incentive Plan	(166,170)	(13,410)	18.06
December 31, 2021 treasury shares	1,688,701	285,011	30.23
Repurchase of common shares	4,280,627	291,445	12.50
Long-Term Incentive Plan	(637,728)	(101,102)	28.16
December 31, 2022 treasury shares	5,331,600	475,354	16.00